Other Assets	12 Months Ended
Dec. 31, 2016
Other Assets [Abstract]
Other Assets
Other Assets

Other current assets

	December 31,
($ thousands)	2016	2015

Customer financing receivables, net	109,773	137,136
Other receivables	104,689	102,585
Prepaid royalties	65,375	53,293
Prepaid expenses	36,838	33,710
Jackpot investments	693	26,690
Other	107,359	70,287
	424,727	423,701

Other non- current assets

	December 31,
($ thousands)	2016	2015

Italian Lotto license fee, net	804,142	—
Scratch & Win license fee, net	257,669	362,900
New Jersey license fee, net	95,222	102,841
Other license fees, net	30,306	32,842
License fees, net	1,187,339	498,583

Prepaid royalties	138,314	156,479
Customer financing receivables, net	53,962	62,709
Jackpot investments	3,491	124,809
Other	114,556	95,337
	1,497,662	937,917

The license fees are being amortized as follows:

License Fee	License Term	Amortization Start Date

Italian Lotto	9 years	December 2016
Scratch & Win	9 years	October 2010
New Jersey	15 years, 9 months	October 2013

At December 31, 2016, $29.2 million of certain outstanding customer financing receivables were sold on a non-recourse basis.

The allowance for customer financing receivables, net are as follows:

	December 31, 2016
		Allowance for
($ thousands)	Gross	credit losses	Net

Current	114,677	(4,904)	109,773
Non-current	56,914	(2,952)	53,962
	171,591	(7,856)	163,735

	December 31, 2015
		Allowance for
($ thousands)	Gross	credit losses	Net

Current	140,681	(3,545)	137,136
Non-current	63,052	(343)	62,709
	203,733	(3,888)	199,845

The following table presents the activity in the allowance for credit losses related to customer financing receivables, net:

	December 31,
($ thousands)	2016	2015

Balance at beginning of year	(3,888)	—
Provisions, net	(4,481)	(3,706)
Amounts written off as uncollectible	—	20
Foreign currency translation	513	(59)
Other	—	(143)
Balance at end of year	(7,856)	(3,888)